Schedule of Investments
May 31, 2024 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.89%

Automobiles & Components - 2.55%
BorgWarner, Inc.	11,847	422,464

Banks - 0.64%
U.S. Bancorp	2,600	105,430

Capital Goods - 2.42%
Illinois Tool Works, Inc.	1,650	400,538

Chemicals - 4.01%
DuPont de Nemours, Inc.	8,100	665,496

Commercial & Professional Services - 4.61%
Leidos Holdings, Inc.	5,200	764,660

Consumer Durables & Apparel - 13.27%
D.R. Horton, Inc.	5,850	864,630
Newell Brands, Inc.	11,120	85,846
PulteGroup, Inc.	10,650	1,249,458

		2,199,934

Diversified Financials - 3.63%
Nasdaq, Inc	10,200	602,106

Food, Beverage & Tobacco - 2.47%
Archer-Daniels- Midland Co. (2)	6,556	409,357

Healthcare Equipment & Services - 11.20%
Baxter International, Inc.	3,800	129,542
Dexcom, Inc. (2)	4,000	475,080
Humana, Inc.	700	250,684
Medtronic plc (Ireland)	2,500	203,425
Resmed, Inc.	1,550	319,812
Steris plc	2,150	479,192

		1,857,735

Insurance - 9.25%
Progressive Corp.	4,600	971,428
Willis Towers Watson plc	2,200	561,638

		1,533,066

Media & Entertainment - 2.40%
Interpublic Group of Cos., Inc (2)	12,680	397,772

Oil, Gas & Consumable Fuels - 2.51%
APA Corp. (2)	13,612	415,574

Retailing - 1.20%
Dollar General Corp.	1,450	198,520

Semiconductors & Semiconductor Equipment - 4.96%
Micron Technology, Inc.	3,400	425,000
Skyworks Solutions, Inc. (2)	4,296	398,067

		823,067

Software & Services - 3.78%
Cognizant Technology Solutions Corp. (2)	5,784	382,612
VeriSign, Inc. (2)	1,400	244,048

		626,660

Technology Hardware & Equipment - 3.46%
Cisco Systems, Inc.	5,800	269,700
IPG Photonics Corp. (2)	3,500	303,555

		573,255

Transportation - 2.53%
FedEx Corp.	1,650	419,034

Utilities - 10.03%
Ameren Corp.	5,800	425,546
Eversource Energy	5,900	349,457
NextEra Energy, Inc.	6,000	480,120
Xcel Energy, Inc.	7,350	407,558

		1,662,681

Total Common Stock	(Cost $ 13,736,361)	14,077,347

Real Estate Investment Trusts - 1.24%

Crown Castle International Corp.	2,000	205,000

Total Real Estate Investment Trusts	(Cost $ 386,046)	205,000

Rights - 0.00%

ABIOMED, Inc.	2,200	0

Total Rights	(Cost $ 0)	0

Money Market Registered Investment Companies - 13.92%

Federated Hermes Government Obligations Fund - Institutional Class, 5.23% (3)	2,307,985	2,307,985

Total Money Market Registered Investment Companies	(Cost $ 2,307,985)	2,307,985

Total Investments - 100.05%	(Cost $ 16,430,392)	16,590,332

Liabilities Less Other Assets - -0.05%		(8,234)

Total Net Assets - 100.00%		16,582,098

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,590,332	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,590,332	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2024.